Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses
Research and development expenses	$ 501,771	$ 484,750	$ 2,320,573	$ 3,085,317
General and administrative expenses	484,353	397,766	1,614,909	1,439,623
Operating Loss	(986,124)	(882,516)	(3,935,482)	(4,524,940)
Other Income (Expense)
Interest expense	(17,170)	(4,600)	(36,658)	(161,205)
Interest income	829	5,985	11,548	18,297
Net Operating Loss Before Income Tax Benefit	(1,002,465)	(881,131)	(3,960,592)	(4,667,848)
Income Tax Benefit	128,129	130,299	602,716	902,801
Net Loss	$ (874,336)	$ (750,832)	$ (3,357,876)	$ (3,765,047)
Net Loss Per Common Share - Basic and Diluted	$ (0.16)	$ (0.14)	$ (0.70)	$ (0.71)
Weighted Average Common Shares Used to Compute Net Loss Per Common Shares - Basic and Diluted	5,515,447	5,525,009	5,525,635	5,332,141